EXPLORATION AND EVALUATION ASSETS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) integer $ / shares shares	Jun. 30, 2022 CAD ($) integer shares	Dec. 31, 2012 CAD ($) shares	Mar. 31, 2022 USD ($) ft² integer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Letter Agreement Description	Endurance can earn a 100% interest in the Olympic Claims if they pay Avino a total cash consideration in the aggregate amount of C$100, issue up to a total of 1,500,000 common shares (“Shares”) of Endurance and incur exploration expenditures in the aggregate amount of C$300; all of which is to be incurred by December 31, 2024. In the event that Endurance earns the 100% interest, the Olympic Claims will be subject to a 2% net smelter return royalty (“NSR”), of which 1% NSR can be purchased by the Endurance for C$750 and the remaining balance of the NSR can be purchased for C$1,000.	Endurance can earn a 100% interest in the Olympic Claims if they pay Avino a total cash consideration in the aggregate amount of C$100, issue up to a total of 1,500,000 common shares (“Shares”) of Endurance and incur exploration expenditures in the aggregate amount of C$300; all of which is to be incurred by December 31, 2024. In the event that Endurance earns the 100% interest, the Olympic Claims will be subject to a 2% net smelter return royalty (“NSR”), of which 1% NSR can be purchased by the Endurance for C$750 and the remaining balance of the NSR can be purchased for C$1,000.
Granted Shares | shares	100,000	100,000
Payment		$ 10
Area Of Exploitation Concessions | ft²				6,011
Number Of Exploitation Concessions | integer				15
Exploration Expenditures Properties	$ 46,075,000				$ 11,053,000	$ 10,052,000
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Common Stock Shares Issued Value	50,000
Exploration Expenditures Properties				$ 750,000
Silver Wolf Exploration Ltd. [Member] | Option Agreement [Member]
Statement [Line Items]
Common Stock Shares Issued Value	$ 600,000
Warrants Acquire Shares Purchase | shares	300,000	300,000
Exercise Price | $ / shares	$ 0.20
Ownership Percentage	100.00%	100.00%
Silver Wolf Exploration Ltd. [Member] | First Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	$ 50,000
Exploration Expenditures Properties				50,000
Silver Wolf Exploration Ltd. [Member] | Second Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	100,000
Exploration Expenditures Properties				100,000
Silver Wolf Exploration Ltd. [Member] | Third Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	200,000
Silver Wolf Exploration Ltd. [Member] | Fourth Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	200,000
Exploration Expenditures Properties				$ 600,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				6,011
Number Of Exploitation Concessions | integer				15
Exploration Expenditures Properties	34,595,000				0	0
Avino, Mexico [Member]
Statement [Line Items]
Exploration Expenditures Properties	$ 11,479,000				$ 11,052,000	$ 10,051,000
Ownership Percentage	100.00%	100.00%
Warrants Purchase | shares	750,000	750,000
Warrants Premium	25.00%	25.00%
Option Description	Endurance is successful in defining a compliant mineral resource of at least 500,000 gold-equivalent ounces on the Olympic Claims then Endurance will be obliged to pay Avino a C$1,000 discovery bonus.	Endurance is successful in defining a compliant mineral resource of at least 500,000 gold-equivalent ounces on the Olympic Claims then Endurance will be obliged to pay Avino a C$1,000 discovery bonus.
Number Of Mineral Claims On Lease | integer	4	4
Number Of Mineral Claims Owned By Avino Mexico | integer	42	42
Yukon, Canada [Member] | Eagle property option agreement [Member] | Mayo Mining Division [Member]
Statement [Line Items]
Terms Of Agreement	The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property.	The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property.
Durango, Mexico [Member] | Santiago Papasquiaro property [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				2,552.6
Number Of Exploitation Concessions | integer				4
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Statement [Line Items]
Description For Exploration Period	the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years.	the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years.
Exploration And Mining Rights Acquisition Consideration Transferred, Shares Issued | shares			135,189
Exploration And Mining Rights Acquisition Consideration Transferred Shares Issued, Value			$ 250,000
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Statement [Line Items]
Description Of Royalty Terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.
Description For Exclusive Right Acquisition Under Agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.
Durango, Mexico [Member] | 9 Concessions [Member] | Gomez Palacio property [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				2,549
Number Of Exploitation Concessions | integer				9
Durango, Mexico [Member] | Concessions One [Member] | Santiago Papasquiaro property [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				602.9
Number Of Exploitation Concessions | integer				1
Durango, Mexico [Member] | Avino Mine Area Property [Member] | 4 Concessions [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				154.4
Number Of Exploitation Concessions | integer				4
Durango, Mexico [Member] | Avino Mine Area Property [Member] | 1 Concessions [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				98.83
Number Of Exploitation Concessions | integer				1
Durango, Mexico [Member] | Avino Mine Area Property [Member] | 24 Concessions [Member]
Statement [Line Items]
Area Of Exploitation Concessions | ft²				1,284.7
Number Of Exploitation Concessions | integer				24